Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payroll and payroll related expenses		$ 503,629
Rent expenses - related party		3,124,800
Legal expenses		325,000
Consulting expenses		268,684
CEO expenses		179,075
Other accrued expenses and current liabilities		340,307
Total accrued expenses and other current liabilities		$ 4,741,495
Previously Reported [Member]
Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) [Line Items]
Payroll and payroll related expenses	$ 605,138
Rent expenses - related party	3,657,000
Legal expenses	783,695
Consulting expenses	80,917
CEO expenses
Other accrued expenses and current liabilities	442,572
Total accrued expenses and other current liabilities	$ 5,569,322